Commitments and Contingencies - Pledged Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure of other provisions [line items]
Amounts outstanding	$ 7,685		$ 6,629
JHUSA
Disclosure of other provisions [line items]
Amounts outstanding	7,685		6,629
Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Amounts outstanding		$ 500		$ 500
Federal Home Loan Bank of Indianapolis | JHUSA
Disclosure of other provisions [line items]
Amounts outstanding		$ 500		$ 500
Debt securities
Disclosure of other provisions [line items]
Pledged assets	17,110		15,478
Debt securities | Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Pledged assets	1,117		2,216
Debt securities | Federal Home Loan Bank of Indianapolis | Debt securities
Disclosure of other provisions [line items]
Pledged assets	786		0
Debt securities | Federal Home Loan Bank of Indianapolis | Mortgages
Disclosure of other provisions [line items]
Pledged assets	331		2,216
Debt securities | Derivatives
Disclosure of other provisions [line items]
Pledged assets	14,360		14,517
Debt securities | Secured borrowings
Disclosure of other provisions [line items]
Pledged assets	786		0
Debt securities | Regulatory requirements
Disclosure of other provisions [line items]
Pledged assets	1,771		303
Debt securities | Repurchase agreements
Disclosure of other provisions [line items]
Pledged assets	193		658
Debt securities | Mortgages on ALDA properties
Disclosure of other provisions [line items]
Pledged assets	0		0
Debt securities | Manulife Bank securitized mortgages
Disclosure of other provisions [line items]
Pledged assets	0		0
Debt securities | Non-registered retirement plans in trust
Disclosure of other provisions [line items]
Pledged assets	0		0
Debt securities | Other
Disclosure of other provisions [line items]
Pledged assets	0		0
Other
Disclosure of other provisions [line items]
Pledged assets	9,635		10,794
Other | Derivatives
Disclosure of other provisions [line items]
Pledged assets	129		25
Other | Secured borrowings
Disclosure of other provisions [line items]
Pledged assets	331		2,216
Other | Secured borrowings, required collateral | Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Pledged assets	788		1,098
Other | Secured borrowings, excess collateral | Federal Home Loan Bank of Indianapolis
Disclosure of other provisions [line items]
Pledged assets	329		1,118
Other | Regulatory requirements
Disclosure of other provisions [line items]
Pledged assets	93		91
Other | Repurchase agreements
Disclosure of other provisions [line items]
Pledged assets	0		0
Other | Mortgages on ALDA properties
Disclosure of other provisions [line items]
Pledged assets	351		284
Other | Manulife Bank securitized mortgages
Disclosure of other provisions [line items]
Pledged assets	8,193		7,603
Other | Manulife Bank securitized mortgages | CMB Securitization | Restricted cash and short-term securities
Disclosure of other provisions [line items]
Pledged assets	2,984		3,274
Other | Manulife Bank securitized mortgages | HELOC securitization | Restricted cash and short-term securities
Disclosure of other provisions [line items]
Pledged assets	3,673		3,163
Other | Manulife Bank securitized mortgages | HELOC securitization | Additional encumbrances of mortgages and cash
Disclosure of other provisions [line items]
Pledged assets	1,162		1,166
Other | Manulife Bank securitized mortgages | HELOC securitization | Encumbrances on mortgages from mortgage backed securities sold to third parties
Disclosure of other provisions [line items]
Pledged assets	374		0
Other | Manulife Bank securitized mortgages | Debt securities | Restricted cash and short-term securities
Disclosure of other provisions [line items]
Pledged assets	8,193		7,603
Other | Non-registered retirement plans in trust
Disclosure of other provisions [line items]
Pledged assets	276		286
Other | Other
Disclosure of other provisions [line items]
Pledged assets	$ 262		$ 289